Annual Total Returns - Fidelity Small Cap Value Fund [BarChart] - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	25.08%
Annual Return 2011	(3.64%)
Annual Return 2012	20.13%
Annual Return 2013	37.08%
Annual Return 2014	6.62%
Annual Return 2015	(1.60%)
Annual Return 2016	21.28%
Annual Return 2017	12.26%
Annual Return 2018	(15.04%)
Annual Return 2019	20.85%